Income taxes (Net deferred tax (liabilities) assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	$ (2,884,095)	$ (2,157,019)
Deferred tax liabilities, intangibles	(397,938)	(7,546)
Accrued maintenance liability	(19,994)	(1,575)
Obligations under capital leases and debt obligations	(180,378)	(3,343)
Associated companies	(10,507)	(7,836)
Deferred tax assets, deferred losses on sale of assets	17,079	20,534
Valuation allowance	(152,077)	(79,393)	$ (74,361)
Deferred tax assets, losses and credits forward	1,841,023	1,506,678
Deferred tax liabilities, other	(176,772)	(52,399)
Net deferred income tax (liabilities)	(1,963,659)	(781,899)
Ireland
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(3,091,396)	(2,154,075)
Deferred tax liabilities, intangibles	(390,846)	(3,560)
Accrued maintenance liability	(20,286)	(1,985)
Obligations under capital leases and debt obligations	(2,079)	(3,343)
Valuation allowance	(10,664)	(7,536)
Deferred tax assets, losses and credits forward	1,726,510	1,410,570
Deferred tax liabilities, other	(185,787)	(52,443)
Net deferred income tax (liabilities)	(1,974,548)	(812,372)
United States
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	214,404	(14,014)
Deferred tax liabilities, intangibles	(7,092)	(3,986)
Accrued maintenance liability	292	410
Obligations under capital leases and debt obligations	(178,299)
Associated companies	(10,507)	(7,836)
Deferred tax assets, deferred losses on sale of assets	17,079	20,534
Valuation allowance	(112,177)	(50,805)
Deferred tax assets, losses and credits forward	87,199	67,697
Deferred tax asset, other	9,863	(1,002)
Net deferred income tax assets	20,762	13,002
Other
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(7,103)	11,070
Valuation allowance	(29,236)	(21,052)
Deferred tax assets, losses and credits forward	27,314	28,411
Deferred tax liabilities, other	(848)	(958)
Net deferred income tax (liabilities)	$ (9,873)
Net deferred income tax assets		$ 17,471